Reconciliation of the differences between basic and diluted EPS - Summary of Potential Shares of Common Stock (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [abstract]
Net income attributable to Sony Group Corporation's stockholders	¥ 1,141,600	¥ 970,573	¥ 1,005,277
Adjustment amount to net income attributable to Sony Group Corporation's stockholders for diluted EPS computation:
Zero coupon convertible bonds			51
Net income attributable to Sony Group Corporation's stockholders for diluted EPS computation	¥ 1,141,600	¥ 970,573	¥ 1,005,328
Weighted-average shares outstanding for basic EPS computation	6,049,652	6,156,210	6,178,504
Stock options	18,862	18,398	18,085
Restricted stock units	6,550	2,047	152
Zero coupon convertible bonds			10,148
Weighted-average shares for diluted EPS computation	6,075,064	6,176,655	6,206,889
Basic EPS	¥ 188.71	¥ 157.66	¥ 162.71
Diluted EPS	¥ 187.92	¥ 157.14	¥ 161.97